UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814

13F File Number: 028- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925

Signature, Place and Date of Signing:

/s/ Gavin M. Abrams             Bethesda, Maryland          November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  424,589
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.

                                                                  FORM 13F INFORMATION TABLE
COLUMN 1                       COL 2   COLUMN 3     COL 4          COLUMN 5        COLUMN 6         COL 7         COLUMN 8

                               TITLE
                               OF                   VALUE     SHRS OR   SH/ PUT/   INVESTMENT       OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION       MGRS   SOLE  SHARED      NONE
--------------                 -----   -----       --------   -------   --- ----   ----------       ----   ----  ------      ----
ARAMARK CORP                   CLB     038521100    23,304      709,200 SH         Shared-Defined   1              709,200
AUTOZONE INC                   COM     053332102    40,989      396,800 SH         Shared-Defined   1              396,800
BED BATH & BEYOND INC          COM     075896100    63,466    1,658,814 SH         Shared-Defined   1            1,658,814
BLOCKBUSTER INC                CLA     093679108     1,213      316,000 SH         Shared-Defined   1              316,000
BLOCKBUSTER INC                CLB     093679207     3,133      887,400 SH         Shared-Defined   1              887,400
CBS CORP NEW                   CLB     124857202    35,151    1,247,800 SH         Shared-Defined   1            1,247,800
GOLD KIST INC                  COM     380614107     4,168      200,000 SH         Shared-Defined   1              200,000
HASBRO INC                     COM     418056107    65,989    2,900,600 SH         Shared-Defined   1            2,900,600
HEIDRICK & STRUGGLES INTL IN   COM     422819102    57,153    1,587,596 SH         Shared-Defined   1            1,587,596
MICROSOFT CORP                 COM     594918104    19,145      700,000 SH         Shared-Defined   1              700,000
NVR INC                        COM     62944T105    39,612       74,041 SH         Shared-Defined   1               74,041
PIONEER NAT RES CO             COM     723787107    28,393      725,800 SH         Shared-Defined   1              725,800
ROYAL GROUP TECHNOLOGIES LTD   COM     779915107     4,920      424,130 SH         Shared-Defined   1              424,130
RENAISSANCERE HOLDINGS LTD     COM     G7496G103    37,953      682,600 SH         Shared-Defined   1              682,600

SK 02802 0001 717143